UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPG-Axon Capital Management, L.P.
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Address:   888 Seventh Avenue, 38th Floor
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           New York, New York 10019
           --------------------------------------------------

Form 13F File Number:     028-11789
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
           --------------------------------------------------
Title:     Chief Executive Officer
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Phone:    (212) 479-2000
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Dinakar Singh         New York, New York       November 15, 2010
       ---------------------  ----------------------------  -----------------
            [Signature]                [Place]                  [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          48
                                               -------------

Form 13F Information Table Value Total:          5,443,972
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


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                                                  Form 13F INFORMATION TABLE


           COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4  COLUMN 5   COLUMN6   COLUMN 7              COLUMN 8
------------------------------ -------------  --------- ---------- ---------- --------- ---------- ---------------------------------
                                  TITLE                   VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER              OF CLASS        CUSIP    (x$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
------------------------------ -------------  --------- ---------- ---------- --------- ---------- --------- ---------- ------  ----

ADVANCED MICRO DEVICES INC          COM       007903107     51,725  7,275,000  SH          SOLE               7,275,000    0     0
ALCON INC                         COM SHS     H01301102     10,007     60,000  SH PUT      SOLE                  60,000    0     0
ALLSCRIPTS HEALTHCARE SOLUTN        COM       01988P108     74,938  4,057,288  SH          SOLE               4,057,288    0     0
ANALOG DEVICES INC                  COM       032654105    132,267  4,215,000  SH          SOLE               4,215,000    0     0
BANCO SANTANDER BRASIL S A    ADS REP 1 UNIT  05967A107    201,601 14,640,576  SH          SOLE              14,640,576    0     0
BHP BILLITON PLC               SPONSORED ADR  05545E209     14,702    230,000  SH          SOLE                 230,000    0     0
BMC SOFTWARE INC                    COM       055921100    166,980  4,125,000  SH          SOLE               4,125,000    0     0
BUCYRUS INTL INC NEW                COM       118759109    100,904  1,455,000  SH          SOLE               1,455,000    0     0
CNINSURE INC                   SPONSORED ADR  18976M103      2,905    125,000  SH          SOLE                 125,000    0     0
COMMUNITY HEALTH SYS INC NEW        COM       203668108     55,746  1,800,000  SH          SOLE               1,800,000    0     0
COVIDIEN PLC                        SHS       G2554F105    212,203  5,280,000  SH          SOLE               5,280,000    0     0
DIREXION SHS ETF TR          DLY FIN BULL NEW 25459W516     56,818  2,662,500  SH PUT      SOLE               2,662,500    0     0
EL PASO CORP                        COM       28336L109    226,703 18,312,022  SH          SOLE              18,312,022    0     0
FIDELITY NATL INFORMATION SV        COM       31620M106     97,261  3,585,000  SH          SOLE               3,585,000    0     0
FLOWSERVE CORP                      COM       34354P105    154,829  1,415,000  SH          SOLE               1,415,000    0     0
GOODRICH CORP                       COM       382388106     31,321    424,800  SH          SOLE                 424,800    0     0
HARLEY DAVIDSON INC                 COM       412822108    107,503  3,780,000  SH          SOLE               3,780,000    0     0
HEALTH MGMT ASSOC INC NEW          CL A       421933102     17,924  2,340,000  SH          SOLE               2,340,000    0     0
HOME DEPOT INC                      COM       437076102     92,981  2,935,000  SH          SOLE               2,935,000    0     0
INTL PAPER CO                       COM       460146103    310,373 14,270,005  SH          SOLE              14,270,005    0     0
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106     39,590  1,637,321  SH          SOLE               1,637,321    0     0
JOY GLOBAL INC                      COM       481165108     53,443    760,000  SH          SOLE                 760,000    0     0
KOHLS CORP                          COM       500255104    152,772  2,900,000  SH          SOLE               2,900,000    0     0
LEAP WIRELESS INTL INC            COM NEW     521863308     33,592  2,720,000  SH          SOLE               2,720,000    0     0
LOWES COS INC                       COM       548661107    124,824  5,600,000  SH          SOLE               5,600,000    0     0
MASTERCARD INC                     CL A       57636Q104     53,760    240,000  SH          SOLE                 240,000    0     0
MEDCO HEALTH SOLUTIONS INC          COM       58405U102     55,704  1,070,000  SH          SOLE               1,070,000    0     0
MICROSOFT CORP                      COM       594918104    248,206 10,135,000  SH          SOLE              10,135,000    0     0
NVIDIA CORP                         COM       67066G104    268,932 23,025,000  SH          SOLE              23,025,000    0     0
PEABODY ENERGY CORP                 COM       704549104     20,094    410,000  SH          SOLE                 410,000    0     0
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG  71654V101    130,624  3,980,000  SH          SOLE               3,980,000    0     0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR  71654V408      3,627    100,000  SH          SOLE                 100,000    0     0
PFIZER INC                          COM       717081103     20,604  1,200,000  SH          SOLE               1,200,000    0     0
PNC FINL SVCS GROUP INC             COM       693475105    127,699  2,460,000  SH          SOLE               2,460,000    0     0
POTASH CORP SASK INC                COM       73755L107    197,623  1,372,000  SH          SOLE               1,372,000    0     0
PRIDE INTL INC DEL                  COM       74153Q102     27,223    925,000  SH          SOLE                 925,000    0     0
PRIDE INTL INC DEL                  COM       74153Q102     52,974  1,800,000  SH CALL     SOLE               1,800,000    0     0
PRUDENTIAL FINL INC                 COM       744320102    152,788  2,820,000  SH          SOLE               2,820,000    0     0
SPIRIT AEROSYSTEMS HLDGS INC     COM CL A     848574109      8,211    411,976  SH          SOLE                 411,976    0     0
STANLEY BLACK & DECKER INC          COM       854502101    330,606  5,395,000  SH          SOLE               5,395,000    0     0
TD AMERITRADE HLDG CORP             COM       87236Y108     29,797  1,845,000  SH          SOLE               1,845,000    0     0
TEMPLE INLAND INC                   COM       879868107     75,480  4,045,000  SH          SOLE               4,045,000    0     0
TIME WARNER INC                   COM NEW     887317303    340,875 11,121,526  SH          SOLE              11,121,526    0     0
VIACOM INC NEW                     CL B       92553P201    595,079 16,443,188  SH          SOLE              16,443,188    0     0
WESTERN DIGITAL CORP                COM       958102105     78,356  2,760,000  SH          SOLE               2,760,000    0     0
WILLIAMS COS INC DEL                COM       969457100     45,864  2,400,000  SH          SOLE               2,400,000    0     0
ZHONGPIN INC                        COM       98952K107     48,870  3,000,000  SH          SOLE               3,000,000    0     0
ZIMMER HLDGS INC                    COM       98956P102      7,064    134,980  SH          SOLE                 134,980    0     0

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